LOANS AND DEBENTURES (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended		12 Months Ended
	Dec. 22, 2022	Jun. 29, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fiduciary guarantee	R$ 1,000
Public offering distribution		R$ 1,000
Series One [Member]
IfrsStatementLineItems [Line Items]
Debentures shares			700
Debenture			R$ 700
Debenture rate			1.33%
Maturity term			5 years
Series Two [Member]
IfrsStatementLineItems [Line Items]
Debentures shares			300
Debenture			R$ 300
Debenture rate			7.6245%
Maturity term			7 years